Events after the Reporting Date	12 Months Ended
Dec. 31, 2018
Statements Line Items
Events after the Reporting Date [Text Block]
17.	Events after the Reporting Date

i) The Company announced on January 17, 2019 a debt settlement in the amount of $366,024 owed by the Company to certain creditors by the issuance of 770,577 common shares (each, a “Share”) of the Company at a price of $0.475 per Share. The Settlement Agreements were signed on November 20, 2018; however, the debt was not settled until January 15, 2019 when the transaction was approved by the TSX Venture Exchange. The securities are subject to a statutory hold period of four months and one day.

Subsequently, it has come to the Company’s attention that the dollar amount to be settled with one of the Creditors was incorrect and should have been $5,000 instead of $21,469 and the Creditor was issued 45,199 Shares instead of 10,526 Shares. The Board wishes to rectify the error by cancelling 45,199 shares and issuing 10,526 Shares in settlement of $5,000 at a deemed price of $0.475 per Reissued Share. Therefore, an amendment was filed with the Exchange for return to treasury 45,199 shares and re-issuance of 10,526 shares resulting the total adjusted debt in the amount of $349,555 to be settled by the issuance of 735,904 shares of the Company at a price of $0.475 per Share.